GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 403
Intangible assets other than goodwill	443	$ 403
Research and development costs	278	239	$ 227
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,832	1,843
Acquisitions	61	35
Disposals	(1)	(7)
Foreign exchange differences	189	20
Transfers and other movements	16	14
Fully amortized intangible assets	(21)	(73)
Intangible assets other than goodwill	2,076	1,832	1,843
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(1,429)	(1,394)
Amortization charge	78	93
Foreign exchange differences	(152)	(17)
Transfers and other movements	5	2
Fully amortized intangible assets	21	73
Intangible assets other than goodwill	(1,633)	(1,429)	(1,394)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	252
Intangible assets other than goodwill	275	252
Concessions, patents and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	676	730
Acquisitions	6	5
Disposals	(1)	(2)
Foreign exchange differences	83	(1)
Transfers and other movements	20	15
Fully amortized intangible assets	(18)	(71)
Intangible assets other than goodwill	766	676	730
Concessions, patents and licenses | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(424)	(464)
Amortization charge	31	28
Foreign exchange differences	(58)	(3)
Transfers and other movements	4	0
Fully amortized intangible assets	18	71
Intangible assets other than goodwill	(491)	(424)	(464)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	120
Intangible assets other than goodwill	118	120
Customer relationships and trade marks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,100	1,077
Acquisitions	21	0
Disposals	0	0
Foreign exchange differences	97	22
Transfers and other movements	(1)	3
Fully amortized intangible assets	(3)	(2)
Intangible assets other than goodwill	1,214	1,100	1,077
Customer relationships and trade marks | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(980)	(907)
Amortization charge	31	60
Foreign exchange differences	(89)	(15)
Transfers and other movements	1	0
Fully amortized intangible assets	3	2
Intangible assets other than goodwill	(1,096)	(980)	(907)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	31
Intangible assets other than goodwill	50	31
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	56	36
Acquisitions	34	30
Disposals	0	(5)
Foreign exchange differences	9	(1)
Transfers and other movements	(3)	(4)
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	96	56	36
Other | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(25)	(23)
Amortization charge	16	5
Foreign exchange differences	(5)	1
Transfers and other movements	0	2
Fully amortized intangible assets	0	0
Intangible assets other than goodwill	$ (46)	$ (25)	$ (23)